Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Cost:
Exclusive distribution right	5,500	5,500	883
China IP rights	1,782	1,782	286
U.S. IP rights	4,047	4,047	650
Patent	8,097	8,097	1,300
Others	219	219	35
	19,645	19,645	3,154
Accumulated amortization:
Exclusive distribution right	3,575	4,675	751
China IP rights	89	178	29
U.S. IP rights	289	578	93
Patent	1,288	3,496	561
Others	18	33	5
	(5,259)	(8,960)	(1,439)
Intangible assets subject to amortization, net	14,386	10,685	1,715
IPR&D	35,229	35,229	5,655
Total intangible assets, net	49,615	45,914	7,370

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
	RMB’ 000	US$’000
2013	3,426	550
2014	2,601	417
2015	577	93
2016	393	63
2017 and thereafter	3,688	592
Total	10,685	1,715